Combined and Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary Shares CNY (¥) shares		Ordinary Shares USD ($) shares		Additional paid-in capital CNY (¥) [1]	Additional paid-in capital USD ($) [1]	Statutory Reserve CNY (¥)	Statutory Reserve USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Total Ucommune International Ltd. shareholders’ equity CNY (¥)	Total Ucommune International Ltd. shareholders’ equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)			[1]			¥ 1,349,549		¥ 345		¥ (526,251)		¥ (206)		¥ 823,437		¥ 1,359		¥ 824,796
Balance (in Shares) | shares	[1]
Balance at Dec. 31, 2017			[1]			1,349,549		345		(526,251)		(206)		823,437		1,359		824,796
Balance (in Shares) at Dec. 31, 2017 | shares	[1]
Net loss			[1]							(429,592)				(429,592)		(15,563)		(445,155)
Balance (in Dollars)			[1]			1,354,048		1,637		(957,135)		(835)		397,715		198,357		596,072
Balance (in Shares) | shares	[1]
Foreign currency translation adjustment			[1]									(629)		(629)		(24)		(653)
Provision for statutory reserve			[1]					1,292		(1,292)
Business acquisition			[1]													202,411		202,411
Capital contribution from shareholders			[1]			4,499								4,499				4,499
Capital contribution from noncontrolling shareholders			[1]													10,174		10,174
Balance at Dec. 31, 2018			[1]			1,354,048		1,637		(957,135)		(835)		397,715		198,357		596,072
Balance (in Shares) at Dec. 31, 2018 | shares	[1]
Balance (in Dollars)			[1]			1,354,048		1,637		(957,135)		(835)		397,715		198,357		596,072
Balance (in Shares) | shares	[1]
Issuance of ordinary shares		¥ 44	[1]			2,310,338								2,310,382				2,310,382
Issuance of ordinary shares (in Shares) | shares	[1]	62,811,334		62,811,334
Acquisition of noncontrolling interests			[1]			(1,639)								(1,639)		(1,081)		(2,720)
Net loss			[1]							(791,150)				(791,150)		(15,523)		(806,673)
Balance (in Dollars)			[1]			3,645,669		3,827		(1,750,475)		(926)		1,898,139		205,975		596,072
Balance (in Shares) | shares	[1]
Foreign currency translation adjustment			[1]									(91)		(91)		22		(69)
Provision for statutory reserve			[1]					2,190		(2,190)
Business acquisition			[1]			(17,078)								(17,078)		20,090		3,012
Capital contribution from noncontrolling shareholders			[1]													4,110		4,110
Balance at Dec. 31, 2019		¥ 44	[1]			3,645,669		3,827		(1,750,475)		(926)		1,898,139		205,975		2,104,114
Balance (in Shares) at Dec. 31, 2019 | shares	[1]	62,811,334		62,811,334
Balance (in Dollars)		¥ 44	[1]			3,645,669		3,827		(1,750,475)		(926)		1,898,139		205,975		2,104,114
Balance (in Shares) | shares	[1]	62,811,334		62,811,334
Net loss			[1]							(488,492)				(488,492)		(19,452)		(507,944)	$ (77,846)
Reverse recapitalization		¥ 7	[1]			33,888								33,895				33,895
Reverse recapitalization (in Shares) | shares	[1]	11,109,947		11,109,947
Equity financing through PIPE		¥ 4	[1]			350,646								350,650				¥ 350,650
Equity financing through PIPE (in Shares) | shares		6,030,670	[1]	6,030,670	[1]													6,030,670	6,030,670
Conversion of rights to ordinary shares			[1]
Conversion of rights to ordinary shares (in Shares) | shares	[1]	499,892		499,892
Stock-based compensation			[1]			200,453								200,453				200,453
Disposal of subsidiary			[1]													(1,320)		(1,320)
Balance (in Dollars)		¥ 55	[1]	$ 8	[1]	4,230,656	$ 648,376	5,065	$ 776	(2,240,205)	$ (343,326)	4,742	$ 727	2,000,313	$ 306,561	185,303	$ 28,399	2,185,616	$ 334,960
Balance (in Shares) | shares	[1]	80,451,843		80,451,843
Foreign currency translation adjustment			[1]									5,668		5,668		100		5,768
Provision for statutory reserve			[1]					1,238		(1,238)
Balance at Dec. 31, 2020		¥ 55	[1]	$ 8	[1]	4,230,656	648,376	5,065	776	(2,240,205)	(343,326)	4,742	727	2,000,313	306,561	185,303	28,399	2,185,616	334,960
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	80,451,843		80,451,843
Balance (in Dollars)		¥ 55	[1]	$ 8	[1]	¥ 4,230,656	$ 648,376	¥ 5,065	$ 776	¥ (2,240,205)	$ (343,326)	¥ 4,742	$ 727	¥ 2,000,313	$ 306,561	¥ 185,303	$ 28,399	¥ 2,185,616	$ 334,960
Balance (in Shares) | shares	[1]	80,451,843		80,451,843

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)